Description of Business and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business and Summary of Significant Accounting Policies
Description of Business and Summary of Significant Accounting Policies
Company and Background
ForeScout Technologies, Inc. (the “Company”) was incorporated in the State of Delaware and commenced operations in April 2000. The Company provides an agentless approach to network security to protect organizations against the emerging threats that exploit billions of Internet of Things (“IoT”) devices connected to an organization’s networks. The Company offers its solution across three products: (i) ForeScout CounterACT®, (ii) ForeScout CounterACT Enterprise Manager and (iii) ForeScout Extended Modules. The Company’s CounterACT product provides visibility and policy-based mitigation of security issues. The Company’s CounterACT Enterprise Manager is a centralized security management solution for global control of all CounterACT products. The Company’s Extended Modules expand CounterACT’s see and control capabilities by sharing contextual device data with third-party systems and by automating policy enforcement across those disparate systems.
The Company sells its products, maintenance, and professional services to end-customers through distributors and resellers, who are supported by the Company’s sales and marketing organization, and to a lesser extent directly to end-customers.
Initial Public Offering
On October 31, 2017, the Company closed its initial public offering (“IPO”), in which it issued and sold 6,072,000 shares of common stock inclusive of the underwriters’ option to purchase additional shares that was exercised in full. The price per share to the public was $22.00. The Company received aggregate proceeds of $124.2 million from the IPO, net of underwriters’ discounts and commissions, and before deducting offering costs of approximately $4.5 million. Upon the closing of the IPO, all shares of the Company's outstanding redeemable convertible preferred stock automatically converted into 25,370,616 shares of common stock.
Basis of Presentation
The consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). The Company’s consolidated financial statements include the results of ForeScout Technologies, Inc. and its wholly-owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make use of estimates and assumptions that affect the reported amounts in the consolidated financial statements and accompanying notes. These estimates form the basis of judgments made about carrying values of assets and liabilities, which are not readily apparent from other sources. The areas where management has made estimates requiring judgment include, but are not limited to, the allocation of revenue in multiple element arrangements, sales return reserve, accruals, stock-based compensation including the fair value of common stock, redeemable convertible preferred stock warrant liabilities, and provision for income taxes, including related reserves. Actual results could differ materially from those estimates.
Reverse Stock Split
On October 16, 2017, the Company amended its amended and restated certificate of incorporation to effect a two-to-one reverse stock split of its common stock and convertible preferred stock (the “Reverse Stock Split”). Upon the filing of the amended and restated certificate of incorporation in the state of Delaware, (i) each two shares of outstanding convertible preferred stock and each two shares of outstanding common stock were exchanged and combined into one share of convertible preferred stock and one share of common stock, respectively; (ii) the number of shares of common stock issuable under each outstanding option to purchase common stock and issuable upon vesting under each restricted stock unit was proportionately reduced on a two-to-one basis; (iii) the exercise price of each outstanding option to purchase common stock was proportionately increased on a two-to-one basis; (iv) the number of shares of convertible preferred stock issuable under outstanding warrants was proportionally reduced on a two-to-one basis and the exercise price of such warrants was proportionally increased on a two-to-one basis; and (v) corresponding adjustments in the per share conversion prices, dividend rates and liquidation preferences of the convertible preferred stock were made on a two-to-one basis. Accordingly, all share and per share information presented in the consolidated financial statements herein, and notes thereto, have been retroactively adjusted to reflect the Reverse Stock Split.
Segment information
The chief operating decision maker (“CODM”) is the Chief Executive Officer who reviews financial information presented on a consolidated basis. The Company has one business activity and there are no segment managers who are held accountable by the CODM for operations, operating results and planning for levels or components below the consolidated level. The Company operates in one segment.
Concentrations
Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash, cash equivalents, marketable securities, accounts receivable, severance pay deposits, and restricted cash. The Company maintains all of its cash and cash equivalents in interest-bearing bank accounts and money market accounts. Management believes that the financial institutions that hold the Company’s cash and cash equivalents are financially sound and exposed to minimal credit risk. Deposits held with banks generally exceed the amount of insurance provided on such deposits.
Accounts receivable are primarily derived from the Company’s customers, including distributors and resellers representing various geographical locations. The Company performs ongoing credit evaluations of its customers and generally does not require collateral on accounts receivable, and, if necessary, an allowance for doubtful accounts is maintained for estimated potential credit losses. As of December 31, 2016 and 2017, four customers represented 20%, 17%, 16%, and 12% of total accounts receivable, and two customers represented 32% and 17% of total accounts receivable, respectively. For the year ended December 31, 2015, three customers represented 14%, 11%, and 10% of the Company’s total revenue. For the year ended December 31, 2016, three customers represented 24%, 14%, and 13% of the Company’s total revenue. For the year ended December 31, 2017, three customers represented 30%, 21%, and 17% of the Company’s total revenue.
The Company purchases its hardware appliances from one contract manufacturer that assembles all of its products.
Foreign Currency
The functional currency of the Company’s foreign subsidiaries is the U.S. dollar. Monetary assets and liabilities are remeasured using the current exchange rate at the balance sheet date. Non-monetary assets and liabilities and capital accounts are remeasured using historical exchange rates. Revenue and expenses have been remeasured using the average exchange rates in effect during each period. Foreign currency remeasurement gains and losses are recorded in other expense, net. The Company recognized net foreign currency remeasurement losses of $0.4 million, $0.9 million, and $0.1 million, respectively, for the years ended December 31, 2015, 2016 and 2017.
Cash and Cash Equivalents
The Company considers all highly liquid investments held at financial institutions with original maturities of three months or less at date of purchase to be cash equivalents. Cash and cash equivalents are stated at cost, which approximates fair value.
Marketable Securities
The Company’s marketable securities consist primarily of commercial paper, corporate debt securities, and U.S. government agency securities. The Company’s marketable securities are classified as available-for-sale and are reported at fair value. The Company determines any realized gains or losses on the sale of available-for-sale securities on a specific identification method, and such gains and losses are recorded as a component of other income (expense), net on our consolidated statements of operations. Unrealized gains and losses of the available-for-sale securities are excluded from earnings and reported as a component of accumulated other comprehensive income (loss).
The Company has classified and accounted for its marketable securities as available-for-sale. After consideration of the Company’s risk versus reward objectives, as well as the Company’s liquidity requirements, the Company may sell these securities prior to their stated maturities. As the Company views these securities as available to support current operations, the Company classifies highly liquid securities with maturities beyond 12 months as current assets under the caption marketable securities in the Consolidated Balance Sheets.
Marketable securities are considered impaired when a decline in fair value is judged to be other-than-temporary. The Company considers available quantitative and qualitative evidence in evaluating potential impairment of the marketable securities on a quarterly basis. If the cost of an individual investment exceeds its fair value, the Company evaluates, among other factors, general market conditions, the duration and extent to which the fair value is less than cost, and the Company’s intent and ability to hold the investment. Once a decline in fair value is determined to be other-than-temporary, the Company will record an impairment charge and establish a new cost basis in the investment. As of December 31, 2017, the Company did not consider any of its marketable securities to be other-than-temporarily impaired.
Restricted Cash
As of December 31, 2016 and 2017, the Company had restricted cash of $0.2 million, and $0.2 million recorded as prepaid expenses and other current assets, respectively, and $4.0 million, and $4.1 million recorded as non-current restricted cash, respectively. Restricted cash primarily consists of letters of credit issued as security deposits required for facility leases.
Accounts Receivable
Trade accounts receivable are recorded at the invoiced amount, net of allowances for doubtful accounts. The Company assesses its trade accounts receivable for doubtful accounts based on the collectability of accounts. Management regularly reviews the adequacy of the allowance for doubtful accounts by considering the age of each outstanding invoice, each customer’s expected ability to pay, and the collection history with each customer, to determine whether a specific allowance is appropriate. Accounts receivable that are deemed uncollectible are charged against the allowance for doubtful accounts. Based on management’s assessment of its trade accounts receivable, the Company did not record an allowance for doubtful accounts as of December 31, 2016 and 2017.
Inventory
Inventory primarily consists of finished goods hardware appliances and is stated at the lower of cost or market determined using the specific identification method. Inventory that is obsolete or in excess of forecasted demand is written down to its estimated realizable value. Inventory write-downs, once established, are not reversed as they establish a new cost basis for the inventory. There were no material inventory write-downs for the years ended December 31, 2015, 2016, and 2017.
Property and Equipment
Property and equipment is stated at cost. Depreciation is computed using the straight-line method over the estimated useful lives of the assets, generally three to five years. Demonstration units are not resold after use and are depreciated over the estimated useful life of three years or less. Leasehold improvements are depreciated over the shorter of the estimated useful lives of the improvements or the remaining lease term.
Impairment of Long-Lived Assets
Management reviews long-lived assets for events and changes in circumstances that may indicate that carrying amounts of long-lived assets, including property and equipment, may not be recoverable. When such events or circumstances occur, recoverability of these assets is measured by a comparison of the carrying value to the future undiscounted cash flows the assets are expected to generate. If long-lived assets are considered to be impaired, the impairment to be recognized would equal the amount by which the carrying value of the asset exceeds its fair market value. To date, the Company has not recorded any significant impairment to its long-lived assets.
Deferred Offering Costs
Deferred offering costs consisted of fees and expenses incurred in connection with the sale of the Company’s common stock in its IPO, including direct incremental legal, consulting, accounting fees, and other IPO-related costs. Upon completion of the Company’s IPO, these deferred offering costs were reclassified to stockholders’ deficit and offset against the proceeds of the offering. As of December 31, 2016, deferred offering costs of $1.4 million were included within other assets on the consolidated balance sheets. Total deferred offering costs recognized through the completion of the IPO and reclassified to stockholders' deficit and offset against the IPO proceeds were $4.5 million.
Product Warranty
The Company provides a standard 90 day warranty on its hardware and software products. The Company also offers its customers post-contract support (“PCS”), which includes a warranty of between one to five-years on hardware. The Company will also provide its customers software releases or updates during the PCS term. The Company accrues for estimated standard warranty costs for those customers that do not purchase PCS at the time of product shipment. These potential warranty claims are accrued as a component of product cost of revenue based on historical experience and other data, which is reviewed periodically for adequacy. Warranty costs associated with PCS are expensed as incurred. To date, the Company has not incurred nor accrued any significant costs associated with product warranty.
Contract Manufacturer Liabilities
Manufacturing, repair, and supply chain management operations are outsourced to a third party contract manufacturer. These costs are a significant portion of product cost of revenue. Although the Company is contractually obligated to purchase manufactured products, the Company generally does not own the manufactured products as product title transfers from the contract manufacturer to the Company and immediately to the customer upon shipment. The contract manufacturer assembles the Company’s products using design specifications, quality assurance programs, and standards that the Company establishes. Components are procured and assembled based on the Company’s demand forecasts. These forecasts represent management’s best estimates of future demand for the products based upon historical trends and analysis from sales and operations functions as adjusted for overall market conditions. The Company accrues for costs for contractual manufacturing commitments in excess of its forecasted demand, including costs incurred for excess components or for the carrying costs incurred by the contract manufacturer. To date, the Company has not accrued any significant contract manufacturer liabilities.
Redeemable Convertible Preferred and Common Stock Warrant Liabilities
Upon completion of the Company's IPO in October 2017, there were no freestanding warrants to purchase shares of convertible preferred stock. As such, no preferred stock warrant liability remained outstanding after the IPO. Before the Company's IPO, freestanding warrants related to shares that are redeemable or contingently redeemable were classified as a liability in the Company’s consolidated balance sheet. The convertible preferred stock warrants were subject to re-measurement at each balance sheet date, and any change in fair value was recognized in the consolidated statements of operations. The Company adjusted the redeemable convertible preferred stock warrant liability to the estimated fair value of the warrants until either the exercise or the completion of the Company’s IPO, at which time the redeemable convertible preferred stock issuable upon exercise of the warrants became warrants to purchase common stock and the related liability was reclassified to additional paid-in capital in stockholders' equity (deficit).
At December 31, 2016, common stock warrants to purchase 233,023 shares of the Company’s common stock at a weighted-average exercise price of $6.62 per share were outstanding. During the year ended December 31, 2017, 149,786 common stock warrants of the 233,023 common stock warrants were exercised. In lieu of payment of the aggregate warrant price, the warrant holders elected a "cashless exercise", whereby a portion of the shares equal to the aggregate warrant price were withheld. The average fair market value at the time exercise was $25.28, which resulted in 111,147 shares being issued by the Company. As of December 31, 2017, 83,237 common stock warrants remained outstanding and exercisable.
Severance Pay Deposits and Accrued Severance Pay Liability
The Company records a severance pay asset and liability on its consolidated balance sheets related to its employees located in Israel. Under Israeli law and labor agreements, the Company is required to make severance and pension payments to retired or dismissed employees and to employees leaving employment in certain other circumstances.
Liabilities for severance pay are calculated pursuant to Israeli severance pay law using the most recent monthly salary for the employees, multiplied by the number of years of employment, and are included in accrued severance pay liability in the Company’s balance sheets. The Company’s liability at each respective balance sheet date for its Israeli employees is fully accrued in the accompanying consolidated financial statements. The severance liability is funded through monthly deposits to the employee’s pension and management insurance carriers. The fair value of this deposit is recorded in severance pay deposits in the Company’s consolidated balance sheets.
Revenue Recognition
The Company derives its revenue from sales of products and associated maintenance and professional services. The Company’s CounterACT and Enterprise Manager products are sold as hardware appliances embedded with the Company’s software, or Physical Appliances, or as software only, or Virtual Appliances. The Company also recently started offering, in limited quantities to a small number of large enterprises, CounterACT and Enterprise Manager together as a software only license (“Enterprise License Software”). The Company’s Enterprise License Software is either sold with separate hardware or without hardware, depending on the end-customer’s selection. The Company’s portfolio of Extended Modules are sold as software add-ons to CounterACT and Enterprise Manager. The Company accounts for the sale of Physical Appliances, and Enterprise License Software sold with separate hardware (“Hardware Products”) pursuant to Financial Accounting Standards Board, or FASB, Accounting Standard Codification Topic (“ASC”) 605-25, Revenue Recognition: Multiple Element Arrangements. The Company accounts for the sale of Virtual Appliances, Enterprise License Software sold without hardware, and Extended Modules as software deliverables (“Software Products”) pursuant to FASB, ASC Topic 985-605, Software Revenue Recognition. All of the Company’s products are sold with a perpetual license.
The Company recognizes revenue when all of the following criteria are met:

•	Persuasive Evidence of an Arrangement Exists. The Company relies upon binding sales agreements and/or purchase orders to provide evidence of an arrangement.

•	Delivery has Occurred. The Company uses shipping documents and/or electronic transmissions to evidence delivery of products.

•	The Fee is Fixed or Determinable. The Company determines whether the fee is fixed or determinable based on the payment terms associated with the transaction.

•	Collectability is Reasonably Assured. The Company evaluates collectability based on credit analysis and payment history.
Payments from the Company’s distributors and resellers are not contingent on the distributors’ and resellers’ success in sales to end-customers. The Company’s distributors and resellers do not stock hardware appliances and have no stock rotation rights.
Most of the Company’s sales, other than renewals of support and maintenance, are multiple element arrangements with a combination of Physical Appliances, Virtual Appliances, Extended Modules, Enterprise License Software and hardware sold separately, support and maintenance and professional services. For multiple element arrangements, the arrangement consideration is allocated to software deliverables as a group and non-software deliverables as a second group based on a relative selling price hierarchy. The relative selling price hierarchy is based on: (i) vendor-specific objective evidence of fair value (“VSOE”) if available, (ii) third-party evidence of selling price (“TPE”) if VSOE is not available, or (iii) best estimate of the selling price (“BESP”) if neither VSOE nor TPE is available.
Hardware Product revenue is recognized at the time of delivery, provided that all other revenue recognition criteria have been met. Software Product revenue is recognized at the time of delivery if VSOE is established for all undelivered related items. If VSOE does not exist for one or more undelivered items, revenue from the software portion of the arrangement is deferred until the delivery of all items has begun and is then recognized ratably over the remaining related support and maintenance service period. Support and maintenance revenue is generally recognized ratably over the contractual service period, which is typically one to three years, but can be up to five years. Professional services revenue is generally recognized as the services are rendered.
For Hardware Products, the Company determined that VSOE and TPE cannot be established. As a result, the Company uses BESP to determine the relative selling price at which a transaction would take place if the hardware product was sold on a stand-alone basis. For Hardware Product related maintenance and professional services, the Company uses either VSOE or BESP when VSOE and TPE cannot be established. In determining the BESP for a product or service, the Company considers historical data including, but not limited to, product family, pricing practices, standalone sales, the nature and size of the customer, contractually stated prices, and geographical region. The Company limits the amount of revenue recognized for delivered elements to an amount that is not contingent upon future delivery of additional products or services or meeting of any specified performance conditions.
In multiple-element arrangements that include software, revenue is allocated to each separate unit of accounting for the non-software deliverables, as well as the software deliverables as a group, using the relative estimated selling prices of each of the deliverables in the arrangement based on the aforementioned selling price hierarchy. The arrangement consideration allocated to the software deliverables as a group is then allocated to each software deliverable separately using the residual method based on the fair value of each of the undelivered deliverables, using VSOE. The Company typically determines VSOE based on its normal pricing and discounting practices for the specific service when sold separately. The Company establishes VSOE on software related support and maintenance using the bell-shaped curve approach. Under this approach, the Company concludes that VSOE exists if a substantial majority of recent stand-alone renewal transactions are priced within a narrow range. For Enterprise License Software, the Company established VSOE on support and maintenance prior to the occurrence of actual renewals, based on management’s ability to establish support and maintenance renewal rates. The Company ensures that such established VSOE is supported by contractually stated renewal rates. Beginning on January 1, 2016, the Company has established VSOE for professional services, and support and maintenance on Software Products, except Extended Modules.
Revenue is reported net of sales taxes. Sales commissions and other incremental costs to acquire contracts are expensed to sales and marketing expense as incurred.
Deferred Revenue and Deferred Cost of Revenue
After receipt of a customer order, any amounts billed in excess of revenue recognized are recorded as deferred revenue. Deferred revenue consists of amounts that have been invoiced but that have not been recognized as revenue. Deferred revenue that is expected to be recognized within the succeeding 12 month period is recorded as current deferred revenue and the remaining amount is recorded as non-current deferred revenue.
Deferred cost of revenue includes direct and incremental costs related to product sales provided for contracts under which revenue has been deferred as the earnings process has not been completed. Deferred cost of revenue that is expected to be realized within the succeeding 12 month period is recorded as current deferred cost of revenue and the remaining amount is recorded as non-current other assets.
Customer Deposits
As of December 31, 2016 and 2017, the Company had customer deposits of $0.7 million, and $1.0 million, respectively. Customer deposits represents amounts received from customers in advance for future orders of goods or services.
Software Development Costs
Software development costs are not capitalized as the software development process is essentially completed concurrent with the establishment of technological feasibility. As such, all software development costs are expensed as incurred and included in research and development expense in the accompanying consolidated statements of operations.
Advertising Costs
Advertising costs include costs incurred on print, broadcast, and online advertising. Advertising costs are expensed as incurred and included in sales and marketing expense in the accompanying consolidated statements of operations. The Company recognized advertising expenses of $7,000, $291,000, and $430,000 for the years ended December 31, 2015, 2016 and 2017, respectively.
Stock-Based Compensation
Stock-based compensation for employees is measured based on the grant date fair value of the award and is expensed over the requisite service period, which is generally the vesting period. The Company accounts for stock-based compensation to non-employees using the fair value approach. Equity awards to non-employees are subject to remeasurement at each reporting period over their vesting terms. The fair value of option awards is determined on the date of grant using the Black-Scholes option pricing model. In applying the Black-Scholes option pricing model, the Company’s determination of the fair value of the option award on the grant date is affected by the Company’s estimated fair value of the underlying common stock, as well as assumptions relating to subjective variables. These variables include the expected term of the award, the expected volatility of the common stock price, the risk-free interest rate, and the expected dividend yield of common stock.
The fair value of restricted stock units (“RSUs”) is determined on the date of grant using the Company’s estimated fair value of the underlying common stock.
Prior to January 1, 2017, for awards with a service condition only, the Company recognized stock-based compensation expense over the service period on a straight-line basis, net of forfeitures. For awards with both a service and performance condition, stock-based compensation expense is recognized over the service period using an accelerated attribution method once the performance conditions become probable. Beginning January 1, 2017 with the adoption of ASU 2016-09, the Company elected to recognize forfeitures as they occur, and no longer estimates a forfeiture rate when calculating the stock-based compensation for equity awards. Stock-based compensation for the years ended December 31, 2015 and 2016 was calculated using an estimated forfeiture rate based on an analysis of the Company’s actual historical forfeitures.
Income Taxes
Deferred income taxes are recognized using the asset and liability method, whereby deferred tax assets and liabilities are recognized for the expected future tax consequences attributable to differences between the Company’s (1) financial statement carrying amounts and their respective tax bases and (2) operating loss and tax credit carryforwards. Valuation allowances are provided when the expected realization of tax assets does not meet a more-likely-than-not criterion. Due to the Company’s lack of earnings history, the U.S. net deferred tax assets have been fully offset by a valuation allowance.
The Company recognizes tax benefits from uncertain tax positions if it is more likely than not that the tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. The tax benefits recognized from such positions are measured based on the largest benefit that has a greater than 50% likelihood to be realized upon settlement.
The Company recognizes accrued interest and penalties related to unrecognized tax benefits in income tax expense in the accompanying consolidated statements of operations, when and if incurred.
On December 22, 2017, the President of the United States signed the Tax Cuts and Jobs Act (the “Act”) into law. The legislation significantly changes U.S. tax law by, among other things, lowering corporate income tax rates, implementing a territorial tax system and imposing a mandatory repatriation tax on earnings of foreign subsidiaries. The Tax Reform Act permanently reduces the U.S. corporate income tax rate from a maximum of 35% to a flat 21% rate, effective January 1, 2018.
Recent Accounting Pronouncements
In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-09 (Topic 606), Revenue from Contracts with Customers (“ASU 2014-09”), related to revenue from contracts with customers, which, along with amendments issued in 2015 and 2016, will supersede nearly all current GAAP guidance on this topic and eliminate industry-specific guidance. Under the new standard, revenue is recognized when a customer obtains control of promised goods or services and is recognized in an amount that reflects the consideration that the entity expects to receive in exchange for those goods or services. In addition, the standard requires disclosure of the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers.
The guidance permits two methods of adoption: retrospectively to each prior reporting period presented (“full retrospective method,”) or retrospectively with the cumulative effect of applying the guidance recognized in retained earnings as of the date of adoption (“modified retrospective method”). The Company will adopt the new standard using the full retrospective method effective January 1, 2018.
To date, the Company has evaluated the impacts of adoption of the new standard on its accounting policies, processes, and system requirements and has assigned internal resources, in addition to the engagement of third party service providers, to assist in the evaluation. The most significant impact relates to the accounting for Software Products as VSOE for support and maintenance on Software Products prior to January 1, 2016 was not established, and recorded all Software Product related revenue ratably over the contractually committed support and maintenance period. Under the new standard the requirement to have VSOE for undelivered elements is eliminated and an entity may be required to recognize Software Product revenue at the time of delivery, and any related professional services revenue as services are provided to the customers. The Company expects revenue allocated from future deliverables (primarily support and maintenance) to Physical Appliances to be recognized upon delivery under the new guidance when the standalone selling price is different from the contract price. Currently, such differences are recognized over the contractual support and maintenance period. Additionally, the new standard requires the capitalization of costs to obtain a contract, primarily sales commissions, and amortization of these costs over the contract period or estimated customer life which will result in the recognition of a deferred charge on our balance sheets. The Company currently expenses all sales commissions and other incremental costs to acquire contracts as incurred.
The Company estimates the impacts to the following account balances after the adoption of Topic 606. Adoption of the standard will result in:

•
A net increase in revenue for the years ended December 31, 2016 and 2017, respectively, due to the changes in accounting for Software Products revenue recognition and for revenue allocated from future deliverables to Physical Appliances;

•	A decrease in sales and marketing expense for the years ended December 31, 2016 and 2017, respectively, due to a change in the accounting for commissions;

•	A decrease in loss from operations for the years ended December 31, 2016 and 2017, respectively, due to the changes above related to sales and marketing expense and revenue;

•	An increase of deferred commissions as of December 31, 2016 and 2017, respectively, driven by the change in the accounting for commissions;

•	A reduction of deferred revenue as of December 31, 2016 and 2017, respectively, driven primarily by the upfront recognition of Software Products revenue.
In July 2015, the FASB issued ASU No. 2015-11 (Topic 330), Simplifying the Measurement of Inventory. The guidance simplifies the measurement of inventory by requiring inventory to be measured at the lower of cost and net realizable value. The standard is effective for annual and interim periods within those fiscal years, beginning after December 15, 2016, and should be applied prospectively. The Company adopted this standard in the first quarter of 2017. The adoption of this standard did not have a material impact on the Company’s consolidated financial statements.
In February 2016, the FASB issued ASU No. 2016-02 (Topic 842), Leases. The new guidance requires lessees to recognize right-of-use assets and lease liabilities for those leases classified as operating leases under previous U.S. GAAP. The standard is effective for annual and interim periods within those fiscal years, beginning after December 15, 2018, and will be applied on a modified retrospective basis, with the option to elect certain practical expedients. Early adoption is permitted. The Company plans to adopt this standard on January 1, 2019. The Company is currently evaluating the impact of the adoption of this standard on its consolidated financial statements.
In March 2016, the FASB issued ASU No. 2016-09 (Topic 718), Improvements to Employee Share-Based Payment Accounting (“ASU 2016-09”). This standard is intended to simplify several areas of accounting for stock-based compensation arrangements, including the income tax impact, classification on the statement of cash flows and forfeitures. ASU 2016-09 is effective for annual and interim periods within those fiscal years, beginning after December 15, 2016. The Company adopted this standard in the first quarter of 2017 and elected to account for forfeitures as they occur, rather than estimate expected forfeitures. The change has been applied on a modified retrospective basis that resulted in a $34,000 cumulative-effect adjustment to accumulated deficit as of January 1, 2017, the date of adoption. The adoption of this guidance also requires that excess tax benefits and tax deficiencies be recorded in the statement of operations as opposed to additional paid-in capital when the awards vest or are settled, and has been applied on a prospective basis. As a result, deferred tax assets increased by $2.3 million as of January 1, 2017, offset by valuation allowance, due to tax deductions related to equity compensation greater than compensation recognized for financial reporting.
In November 2016, the FASB issued ASU No. 2016-18 (Topic 230), Statement of Cash Flows: Restricted Cash. The new standard requires an entity to show the changes in the total of cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows, and an entity will no longer present transfers between cash and cash equivalents and restricted cash and restricted cash equivalents in the statement of cash flows. The standard is effective for annual and interim periods within those fiscal years, beginning after December 15, 2017, and should be applied retrospectively. The Company will adopt this standard on January 1, 2018.